T. ROWE PRICE TAX-EFFICIENT EQUITY FUND
November 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.1%
COMMUNICATION SERVICES 7.6%
Entertainment 1.6%
Activision Blizzard	10,400	570
Electronic Arts (1)	14,400	1,455
Live Nation Entertainment (1)	21,200	1,480
Netflix (1)	10,500	3,304
Take-Two Interactive Software (1)	6,100	740
Zynga, Class A (1)	71,000	442
		7,991
Interactive Media & Services 5.8%
Alphabet, Class C (1)	11,409	14,888
Baidu, ADR (1)	4,800	569
Facebook, Class A (1)	58,986	11,894
IAC/InterActiveCorp (1)	4,946	1,102
Match Group (1)(2)	9,200	648
		29,101
Media 0.1%
Altice USA, Class A (1)	10,800	276
Interpublic Group	9,200	206
Omnicom Group	2,500	199
		681
Wireless Telecommunication Services 0.1%
T-Mobile US (1)	6,600	519
		519
Total Communication Services		38,292
CONSUMER DISCRETIONARY 15.7%
Auto Components 0.3%
Aptiv	16,100	1,511
		1,511
Automobiles 0.3%
Ferrari	2,740	461

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Tesla (1)	2,500	825
		1,286
Distributors 0.1%
Pool	3,056	631
		631
Diversified Consumer Services 0.6%
Bright Horizons Family Solutions (1)	8,100	1,219
Grand Canyon Education (1)	4,300	366
Service Corp. International	33,300	1,466
		3,051
Hotels, Restaurants & Leisure 3.6%
Aramark	4,400	192
Choice Hotels International	4,200	408
Domino's Pizza (2)	6,400	1,884
Dunkin' Brands Group	14,300	1,095
Hilton Worldwide Holdings	30,337	3,185
Marriott International, Class A	10,607	1,489
MGM Resorts International	20,200	645
Norwegian Cruise Line Holdings (1)	11,000	590
Papa John's International	3,000	190
Restaurant Brands International	22,578	1,482
Royal Caribbean Cruises	5,600	672
Starbucks	23,800	2,033
Wynn Resorts	13,100	1,583
Yum China Holdings	21,400	953
Yum! Brands	14,600	1,470
		17,871
Household Durables 0.2%
NVR (1)	250	948
Toll Brothers	5,600	225
		1,173
Internet & Direct Marketing Retail 4.5%
Alibaba Group Holding, ADR (1)	15,357	3,071
Amazon.com (1)	8,256	14,868
Booking Holdings (1)	1,207	2,298
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Chewy, Class A (1)(2)	12,341	306
MercadoLibre (1)	2,000	1,161
Trip. com Group, ADR (1)	21,500	715
Wayfair, Class A (1)(2)	2,110	179
		22,598
Multiline Retail 1.0%
Dollar General	22,700	3,572
Dollar Tree (1)	14,200	1,299
Ollie's Bargain Outlet Holdings (1)(2)	5,100	333
		5,204
Specialty Retail 4.1%
AutoZone (1)	555	654
Burlington Stores (1)	11,200	2,520
CarMax (1)	14,800	1,439
Five Below (1)	3,700	458
Home Depot	21,400	4,719
O'Reilly Automotive (1)	5,900	2,609
Ross Stores	15,700	1,824
Tiffany	10,000	1,338
TJX	34,100	2,084
Tractor Supply	14,800	1,398
Ulta Beauty (1)	6,600	1,543
Williams-Sonoma (2)	4,000	278
		20,864
Textiles, Apparel & Luxury Goods 1.0%
Lululemon Athletica (1)	9,500	2,144
NIKE, Class B	29,600	2,767
Tapestry	12,400	334
		5,245
Total Consumer Discretionary		79,434
CONSUMER STAPLES 4.0%

Beverages 1.8%
Brown-Forman, Class B	12,712	862
Coca-Cola	37,300	1,992

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Constellation Brands, Class A	6,300	1,172
Diageo, ADR (2)	17,900	2,926
Keurig Dr Pepper (2)	19,200	594
Monster Beverage (1)	14,200	849
PepsiCo	6,300	856
		9,251
Food & Staples Retailing 0.1%
Casey's General Stores (2)	3,300	573
		573
Food Products 1.0%
Conagra Brands	4,596	133
Hershey	10,400	1,541
Hormel Foods (2)	6,611	294
McCormick	13,600	2,302
Tyson Foods, Class A	7,100	638
		4,908
Household Products 0.6%
Church & Dwight	17,500	1,229
Clorox	7,500	1,112
Colgate-Palmolive	6,600	448
		2,789
Tobacco 0.5%
Altria Group	3,500	174
Philip Morris International	29,700	2,463
		2,637
Total Consumer Staples		20,158
ENERGY 0.3%
Energy Equipment & Services 0.0%
Schlumberger	5,300	192
		192
Oil, Gas & Consumable Fuels 0.3%
Concho Resources	4,676	339
Diamondback Energy	3,100	240
HollyFrontier	6,000	309
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $15 (1)(3)(4)	5	26
Venture Global LNG, Series C, Acquisition Date: 10/16/17 –
3/8/18, Cost $216 (1)(3)(4)	58	302
		1,216
Total Energy		1,408
FINANCIALS 7.8%

Banks 0.8%
BankUnited	5,500	193
Fifth Third Bancorp	9,300	281
First Republic Bank	15,500	1,703
Pinnacle Financial Partners	3,000	184
Signature Bank	3,800	469
SVB Financial Group (1)	2,700	625
Webster Financial	13,100	638
		4,093
Capital Markets 5.4%
BlackRock	5,700	2,821
Cboe Global Markets	27,100	3,222
Charles Schwab	64,300	3,183
CME Group	11,510	2,333
E*TRADE Financial	10,800	478
FactSet Research Systems (2)	1,500	390
Intercontinental Exchange	15,200	1,431
Lazard, Class A	14,700	568
MarketAxess Holdings	4,900	1,979
Moody's	9,800	2,221
MSCI	3,000	778
Nasdaq	5,400	566
Northern Trust	9,100	976
S&P Global	17,800	4,711
TD Ameritrade Holding	18,700	969
Tradeweb Markets, Class A	12,387	554
		27,180

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Consumer Finance 0.2%
Discover Financial Services	9,800	832
		832
Insurance 1.4%
Assurant	6,900	917
Axis Capital Holdings	10,500	621
Fidelity National Financial	17,100	814
Marsh & McLennan	11,500	1,243
Progressive	22,500	1,644
Willis Towers Watson	10,200	2,004
		7,243
Total Financials		39,348
HEALTH CARE 13.7%

Biotechnology 2.5%
ACADIA Pharmaceuticals (1)	4,300	195
Agios Pharmaceuticals (1)(2)	4,300	167
Alexion Pharmaceuticals (1)	7,900	900
Alkermes (1)	4,100	86
Alnylam Pharmaceuticals (1)	5,900	691
Amarin, ADR (1)(2)	14,547	310
Amgen	4,000	939
Argenx, ADR (1)(2)	1,333	197
Ascendis Pharma, ADR (1)	1,454	168
BioMarin Pharmaceutical (1)	18,700	1,509
Bluebird Bio (1)(2)	2,500	202
Blueprint Medicines (1)	2,500	205
Exelixis (1)	10,500	175
FibroGen (1)(2)	2,000	85
Incyte (1)	11,300	1,064
Neurocrine Biosciences (1)(2)	5,692	664
Regeneron Pharmaceuticals (1)	1,700	627
Sage Therapeutics (1)	3,977	616
Sarepta Therapeutics (1)(2)	4,500	506
Seattle Genetics (1)	12,998	1,564
Ultragenyx Pharmaceutical (1)	2,500	99
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Vertex Pharmaceuticals (1)	8,200	1,818
		12,787
Health Care Equipment & Supplies 3.9%
ABIOMED (1)	6,000	1,177
Align Technology (1)	6,000	1,664
Becton Dickinson & Company	4,700	1,215
Cooper	7,100	2,223
DexCom (1)	8,407	1,911
Exact Sciences (1)	17,500	1,418
Hologic (1)	22,600	1,160
ICU Medical (1)	1,000	187
IDEXX Laboratories (1)	8,300	2,088
Intuitive Surgical (1)	5,550	3,291
Novocure (1)	2,500	230
Penumbra (1)(2)	2,300	407
STERIS	2,265	342
Teleflex	5,300	1,873
West Pharmaceutical Services	2,100	309
		19,495
Health Care Providers & Services 3.6%
Acadia Healthcare (1)(2)	9,300	299
Amedisys (1)	3,700	603
Anthem	5,900	1,703
DaVita (1)	5,300	381
Henry Schein (1)	4,300	296
Humana	3,600	1,229
Molina Healthcare (1)	15,300	2,073
UnitedHealth Group	30,700	8,592
Universal Health Services, Class B	7,300	1,018
WellCare Health Plans (1)	5,798	1,867
		18,061
Health Care Technology 0.5%
Cerner	6,700	479
Veeva Systems, Class A (1)	14,900	2,223
		2,702

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Life Sciences Tools & Services 2.3%
Agilent Technologies	23,500	1,898
Avantor (1)	139,220	2,385
Bruker	6,000	307
Illumina (1)	5,800	1,860
IQVIA Holdings (1)	3,800	555
Mettler-Toledo International (1)	2,295	1,651
PRA Health Sciences (1)	3,700	403
QIAGEN (1)(2)	12,700	544
Thermo Fisher Scientific	5,700	1,789
		11,392
Pharmaceuticals 0.9%
Catalent (1)	8,900	463
Elanco Animal Health (1)	45,314	1,256
GW Pharmaceuticals, ADR (1)(2)	1,500	153
Jazz Pharmaceuticals (1)	4,900	741
Perrigo	8,400	430
Zoetis	12,000	1,446
		4,489
Total Health Care		68,926
INDUSTRIALS & BUSINESS SERVICES 12.9%

Aerospace & Defense 2.6%
Boeing	13,100	4,797
BWX Technologies	10,500	631
Hexcel	8,300	661
Huntington Ingalls Industries	2,500	629
L3Harris Technologies	10,040	2,019
Northrop Grumman	4,000	1,407
Textron	9,700	449
TransDigm Group	4,900	2,779
		13,372
Air Freight & Logistics 0.3%
CH Robinson Worldwide	3,300	253
Expeditors International of Washington	3,700	277

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
United Parcel Service, Class B	9,800	1,173
		1,703
Airlines 0.9%
Alaska Air Group	31,000	2,139
American Airlines Group (2)	2,000	58
Copa Holdings, Class A	3,600	375
Southwest Airlines	19,800	1,141
United Airlines Holdings (1)	9,700	900
		4,613
Building Products 0.5%
A. O. Smith	7,400	358
Allegion	11,300	1,356
Fortune Brands Home & Security	8,800	557
		2,271
Commercial Services & Supplies 1.6%
Cintas	10,800	2,776
Copart (1)	10,000	890
IAA (1)	26,100	1,183
KAR Auction Services (2)	8,400	177
Ritchie Bros Auctioneers	6,600	284
Rollins	30,200	1,083
Waste Connections	19,675	1,782
		8,175
Construction & Engineering 0.1%
Valmont Industries	2,100	301
		301
Electrical Equipment 0.7%
AMETEK	5,687	563
Generac Holdings (1)	4,800	473
Hubbell	5,000	735
Rockwell Automation	4,600	901
Sensata Technologies Holding (1)	11,900	612
		3,284

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Industrial Conglomerates 0.1%
Roper Technologies	1,600	577
		577
Machinery 1.5%
Cummins	2,500	457
Deere	4,800	807
Flowserve	3,000	146
Fortive	9,001	649
Graco (2)	12,000	580
IDEX	2,925	476
Middleby (1)	8,100	938
Nordson	2,900	481
PACCAR	4,500	366
Snap-on	1,700	273
Toro	7,400	578
Wabtec (2)	12,814	1,007
Woodward	5,000	584
Xylem	6,100	473
		7,815
Professional Services 2.8%
CoStar Group (1)	7,062	4,328
Equifax	11,500	1,606
IHS Markit (1)	21,504	1,562
ManpowerGroup	2,000	185
Robert Half International	13,700	798
TransUnion	45,300	3,910
Verisk Analytics	13,500	1,991
		14,380
Road & Rail 1.5%
JB Hunt Transport Services	7,032	813
Kansas City Southern	10,600	1,616
Landstar System (2)	1,900	212
Old Dominion Freight Line	5,700	1,092
Schneider National, Class B	11,519	262

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Union Pacific	19,100	3,361
		7,356
Trading Companies & Distributors 0.3%
Fastenal	7,000	249
HD Supply Holdings (1)	19,900	792
Watsco	2,000	356
		1,397
Total Industrials & Business Services		65,244
INFORMATION TECHNOLOGY 32.6%

Communications Equipment 0.3%
Motorola Solutions	9,600	1,606
		1,606
Electronic Equipment, Instruments & Components 2.0%
Amphenol, Class A	29,500	3,068
CDW	22,000	2,971
Cognex	10,100	507
Coherent (1)(2)	2,400	362
Corning	20,900	607
FLIR Systems	2,900	155
IPG Photonics (1)	1,300	185
Keysight Technologies (1)	11,800	1,263
Littelfuse	2,500	454
Zebra Technologies, Class A (1)	2,600	652
		10,224
IT Services 13.6%
Accenture, Class A	12,200	2,454
Black Knight (1)(2)	33,495	2,111
Booz Allen Hamilton Holding	19,000	1,382
Cognizant Technology Solutions, Class A	9,000	577
CoreLogic (1)	9,800	406
EPAM Systems (1)	2,200	466
Euronet Worldwide (1)	7,200	1,132
Fidelity National Information Services	19,303	2,667
Fiserv (1)	35,700	4,150

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

FleetCor Technologies (1)	9,700	2,977
Gartner (1)	11,100	1,781
Genpact	9,500	387
Global Payments	28,188	5,105
GoDaddy, Class A (1)	20,000	1,328
Leidos Holdings	10,100	917
Mastercard, Class A	39,200	11,455
Okta (1)(2)	14,200	1,843
Paychex	6,500	560
PayPal Holdings (1)	48,600	5,249
Sabre	50,700	1,137
Shopify, Class A (1)(2)	6,200	2,088
StoneCo, Class A (1)(2)	5,566	228
Twilio, Class A (1)(2)	20,900	2,159
VeriSign (1)	8,600	1,640
Visa, Class A	71,300	13,156
WEX (1)	5,600	1,126
		68,481
Semiconductors & Semiconductor Equipment 5.1%
Analog Devices	7,300	824
Entegris	20,900	989
KLA	22,300	3,654
Lam Research	6,700	1,788
Marvell Technology Group	41,718	1,100
Maxim Integrated Products	45,700	2,590
Microchip Technology (2)	27,800	2,628
Monolithic Power Systems	4,500	723
NVIDIA	24,000	5,202
QUALCOMM	19,600	1,638
Skyworks Solutions	21,800	2,143
Xilinx	27,600	2,561
		25,840
Software 11.5%
Adobe (1)	10,500	3,250
Anaplan (1)	7,200	388
ANSYS (1)	2,300	586
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Atlassian, Class A (1)	21,091	2,681
Autodesk (1)	11,100	2,008
Avalara (1)	3,800	297
Cadence Design Systems (1)	20,300	1,426
CDK Global	5,700	305
Ceridian HCM Holding (1)(2)	10,227	617
Coupa Software (1)(2)	11,900	1,827
Crowdstrike Holdings, Class A (1)(2)	2,754	160
Datadog, Class A (1)(2)	3,984	162
Datadog, Class B, Acquisition Date: 5/7/19, Cost $55 (1)(4)	3,465	134
DocuSign (1)	13,408	955
Dynatrace (1)(2)	13,248	352
Fortinet (1)	9,000	946
Guidewire Software (1)(2)	6,900	841
Intuit	12,500	3,236
Microsoft	73,800	11,172
New Relic (1)	4,300	292
Palo Alto Networks (1)	9,200	2,090
Paycom Software (1)	5,900	1,633
Proofpoint (1)	6,900	819
RealPage (1)	17,210	947
salesforce. com (1)	27,495	4,479
ServiceNow (1)	10,200	2,887
Slack Technologies, Class A (1)(2)	8,868	202
Splunk (1)	20,800	3,104
SS&C Technologies Holdings	31,426	1,887
Synopsys (1)	15,700	2,214
Tyler Technologies (1)	6,900	2,002
Workday, Class A (1)	18,629	3,337
Zendesk (1)	12,200	964
		58,200
Technology Hardware, Storage & Peripherals 0.1%
Pure Storage, Class A (1)	26,601	427
		427
Total Information Technology		164,778

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

MATERIALS 2.6%

Chemicals 1.3%
Air Products & Chemicals	2,400	567
Axalta Coating Systems (1)	9,200	262
Celanese	5,100	640
CF Industries Holdings	8,000	370
Linde	6,800	1,402
PPG Industries	8,900	1,147
RPM International	10,800	796
Sherwin-Williams	1,950	1,137
Valvoline	8,636	196
		6,517
Construction Materials 0.5%
Eagle Materials (2)	3,100	285
Vulcan Materials	15,900	2,256
		2,541
Containers & Packaging 0.7%
Avery Dennison	6,800	887
Ball	29,700	1,962
International Paper	6,000	278
Sealed Air	15,000	566
		3,693
Metals & Mining 0.1%
Kirkland Lake Gold	10,100	423
		423
Total Materials		13,174
REAL ESTATE 1.7%

Equity Real Estate Investment Trusts 1.6%
American Campus Communities, REIT	5,376	258
Crown Castle International, REIT	17,200	2,299
CubeSmart, REIT	11,500	355
Equinix, REIT	1,100	624
Federal Realty Investment Trust, REIT	1,000	132
MGM Growth Properties, Class A, REIT (2)	14,900	462
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
SBA Communications, REIT	15,200	3,594
SL Green Realty, REIT	1,500	128
VEREIT, REIT	19,000	185
		8,037
Real Estate Management & Development 0.1%
Jones Lang LaSalle	2,300	383
WeWork, Class A, Acquisition Date: 12/9/14, Cost $26 (1) (3)(4)	1,753	27
		410
Total Real Estate		8,447
UTILITIES 0.2%
Gas Utilities 0.1%
Atmos Energy	4,300	460
		460
Multi-Utilities 0.0%
NiSource	6,900	182
		182
Water Utilities 0.1%
American Water Works	4,056	491
		491
Total Utilities		1,133
Total Common Stocks (Cost $265,812)		500,342

CONVERTIBLE PREFERRED STOCKS 0.3%
CONSUMER DISCRETIONARY 0.1%
Internet & Direct Marketing Retail 0.1%
Airbnb, Series D, Acquisition Date: 4/16/14, Cost $225 (1) (3)(4)	5,529	626
Airbnb, Series E, Acquisition Date: 7/14/15, Cost $112 (1) (3)(4)	1,207	136
Total Consumer Discretionary		762
INFORMATION TECHNOLOGY 0.2%
Software 0.2%
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $223 (1)(3)(4)	5,191	223

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Tanium, Series G, Acquisition Date: 8/26/15,
Cost $141 (1)(3)(4)	28,431	242
Uipath, Series D-1, Acquisition Date: 4/26/19,
Cost $395 (1)(3)(4)	10,027	395
Uipath, Series D-2, Acquisition Date: 4/26/19,
Cost $66 (1)(3)(4)	1,684	66
Total Information Technology		926
REAL ESTATE 0.0%
Real Estate Management & Development 0.0%
WeWork, Series D-1, Acquisition Date: 12/9/14,
Cost $51 (1)(3)(4)	3,081	48
WeWork, Series D-2, Acquisition Date: 12/9/14,
Cost $40 (1)(3)(4)	2,420	38
WeWork, Series E, Acquisition Date: 6/23/15,
Cost $209 (1)(3)(4)	6,344	99
Total Real Estate		185
Total Convertible Preferred Stocks (Cost $1,462)		1,873

SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 1.65% (5)(6)	1,371,140	1,371
Total Short-Term Investments (Cost $1,371)		1,371

SECURITIES LENDING COLLATERAL 3.7%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 3.7%
Short-Term Funds 3.7%
T. Rowe Price Short-Term Fund, 1.75% (5)(6)	1,858,865	18,589
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		18,589
Total Securities Lending Collateral (Cost $18,589)		18,589

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

$ Value
(Cost and value in $000s)
Total Investments in Securities 103.4%
(Cost $287,234)	$522,175
Other Assets Less Liabilities (3.4)%	(17,275)
Net Assets 100.0%	$504,900

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at November 30, 2019.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $2,362 and represents 0.5% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended November 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$23
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$23+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	2/28/19	Cost		Cost	11/30/19
T. Rowe Price Government
Reserve Fund	$788		¤	¤	$1,371
T. Rowe Price Short-Term
Fund	43,036		¤	¤	18,589
					$19,960^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $23 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $19,960.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Tax-Efficient Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$499,853	$134	$355	$500,342
Convertible Preferred Stocks	—	—	1,873	1,873
Short-Term Investments	1,371	—	—	1,371
Securities Lending Collateral	18,589	—	—	18,589
Total	$519,813	$134	$2,228	$522,175

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended November 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2019, totaled $(470,000) for the period ended November 30,
2019. Additionally, during the period, transfers out of Level 3 include securities acquired as a result of a corporate action.

($000 s)	Beginning	Gain (Loss)			Transfers	Ending
	Balance	During	Total	Total	Out of	Balance
	3/1/19	Period	Purchases	Sales	Level 3	11/30/19
Investment in Securities
Common Stocks	$430	$(62)	$–	$(13)	$–	$355
Convertible Preferred Stocks	1,725	(377)	684	(65)	(94)	1,873
Total	$2,155	$(439)	$684	$(78)	$(94)	$2,228